Accounting policies, Going concern (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Going concern [Abstract]
Cash and cash equivalents	£ 237,886,000	£ 129,716,000	£ 73,966,000	£ 124,385,000
Net current assets	201,546,000
Operating loss	(135,162,000)	(86,193,000)	(118,320,000)
Proceeds from IPO	286,887,000
Pre-product revenue	£ 3,010,000	£ 0	£ 0